Project debt (Tables)	3 Months Ended
Mar. 31, 2024
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of March 31, 2024, and December 31, 2023, is as follows:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	3,876,671	3,931,873
Current	424,457	387,387
Total Project debt	4,301,128	4,319,260

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of March 31, 2024, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2024
Interest payment	Nominal repayment	Between January and March 2025	Between April and December 2025	2026	2027	2028	Subsequent years	Total
($ in thousands)
53,218	281,403	24,057	296,592	348,409	496,184	458,392	2,342,873	4,301,128

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2023, was as follows and was consistent with the projected cash flows of the related projects:

2024		2025	2026	2027	2028	Subsequent years	Total
Interest payment	Nominal repayment
15,215	305,087	325,303	352,495	499,968	464,648	2,356,544	4,319,260